Derivative financial instruments - EDF energy contracts - Purchase commitments (Details) - EDF Energy Contracts [Member]	Dec. 31, 2025 MWh
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	24,546,789
Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	3,627,032
Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	3,646,180
Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	9,023,577
Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	8,250,000